Borrowing costs (Tables)	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
Disclosure of rates and costs for capitalized interest of property, plant and equipment [Text Block]
The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

	12/31/2018	12/31/2017

Capitalization rate of costs for capitalized interest, property, plant and equipment	4%	4%
Amount of costs for interest capitalized in ThUS$	5,021	4,382